Loans and asset quality- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 class_of_receivable Segment	Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from Related Parties	$ 3	$ 3		$ 5
Number of portfolio segments	3
Number of classes of financing receivables	6
Loans	59,132 [1]	51,657	[1]
Number of business days in which overdrafts are generally repaid	2 days
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subsequently defaulted number of contracts (contracts)	24
Subsequently defaulted recorded investment	5
Loans	1,222	1,385
Wealth management mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio at origination (percent)	60.00%
Percentage of past due mortgages (percent)	1.00%
Loans	5,534	4,834
Wealth management mortgages | California State
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	22.00%
Wealth management mortgages | New York State
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	20.00%
Wealth management mortgages | Massachusetts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	15.00%
Wealth management mortgages | Florida
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	8.00%
Wealth management mortgages | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	35.00%
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,882	3,715
Number of business days in which overdrafts are generally repaid	2 days
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	20,034	15,652
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	45,611	38,230
Domestic | Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,222	1,385
Purchased mortgages	350
Purchased residential mortgages, loan to value ratio (percent)	76.00%
Percentage of purchased residential mortgages that were at least 60 days delinquent (percent)	18.00%
Domestic | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,348	1,314		2,228
Domestic | Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 20,034	$ 15,652		$ 13,397
Domestic | Margin loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Required daily collateral margin (percent)	100.00%

[1]	Net of unearned income of $866 million at Dec. 31, 2014 and $1,020 million at Dec. 31, 2013 primarily on domestic and foreign lease financings.